EDWARD JONES MONEY MARKET FUND

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                   May 3, 2005

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: EDWARD JONES MONEY MARKET FUND (the "Fund" or "Registrant")
            Investment Shares
            Retirement Shares
           1933 Act File No. 2-66437
           1940 Act File No. 811-2993

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated April 30, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 36 on April 29, 2005.

     If you have any questions regarding this certification, please contact me at (412) 288-3310.

                                                Very truly yours,



                                                /s/ Nelson W. Winter
                                                Nelson W. Winter
                                                Assistant Secretary